Litigation (Details) $ in Thousands, ¥ in Millions	1 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($) claim	Jun. 27, 2022 CNY (¥)
Number of claims or actions pending | claim			0
Damages awarded	$ 36,400	¥ 253.2
Annual interest rate on awarded amount	5.50%	5.50%
Recovery of costs	$ 2,200
Accounts receivable	83,580		$ 97,988
Accounts payable	41,177		71,115
Other payables	$ 12,988		12,210
Bank guarantee to cover award amount | ¥				¥ 286.0
Seroquel
Accounts receivable			1,100
Long-term prepayment			500
Accounts payable			900
Other payables			$ 1,200